March 20, 2003

To: Shareholders of The Canandaigua Funds

           The Canandaigua Equity Fund
           The Canandaigua Bond Fund

     Canandaigua National Bank & Trust has made the business decision to transfer the management rights to the Canandaigua Funds. Canandaigua National Bank & Trust and the Funds' Trustees wish to provide the Funds' shareholders the opportunity to continue to invest in the Funds, and are committed to providing the Funds' shareholders with ongoing investment advice from a well-run, high-quality investment advisor. Therefore, the Bank has worked with the Fund Trustees to select Integrity Mutual Funds, Inc. as the proposed new investment advisor for the Funds.

     The choice to change investment advisors has been approved by the Fund Trustees but is subject to approval by the Funds' Shareholders. Integrity Mutual Funds, Inc. has assets under management of $293 million and is a publicly traded company. With its subsidiaries, ND Capital, ND Money Management, ND Resources, and Ranson Capital Corporation, the firm sponsors, manages, and advises nine mutual funds. A proxy statement will be sent to each of the Funds' shareholders in the month of April 2003 requesting approval of this change and of other matters required to be submitted to a shareholder vote.

     Canandaigua National Bank & Trust appreciates the confidence of the Shareholders in the Canandaigua Funds and is committed to continuing to offer a broad range of financial products and services to customers. If you have any questions regarding this decision by the Bank please contact your CNB Account Officer /Relationship Manager or the Wealth Strategies Group at 585-419-0670.


Distributed by Gemini Fund Services, Inc.  Member NASD/SIPC

The Canandaigua Funds are Not FDIC Insured, No Bank Guarantee, May Lose Value




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                              THE CANANDAIGUA FUNDS

                               The Canandaigua Equity Fund
                               The Canandaigua Bond Fund

                  Supplement dated March 20, 2003 to Prospectus
                              Dated August 28, 2002


THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

The information contained in the section entitled "TRANSFER AGENT AND ADMINISTRATOR" on page 11 of this Prospectus is deleted in its entirety and replaced with the following:

     Gemini Fund Services, Inc. ("GFS"), acts as each Fund's Transfer Agent and Fund Accounting Agent and Administrator.

The information contained in Item 4 of the section entitled "How TO PURCHASE SHARES" on page 15 of this Prospectus is deleted in its entirety and replaced with the following:

4. Send the application and check to:

              Gemini Fund Services, Inc.
              4020 South 147th St., Suite 2
              Omaha, NE 68137

The information contained in item 4, Section A, entitled "REQUESTING THE SALE OF SHARES" on page 17 of this Prospectus is deleted in its entirety and replaced with the following:

4. Send a letter of instruction to:

             The Canandaigua Funds
             c/o Gemini Fund Services, Inc.
             4040 South 147th St., Suite 2
             Omaha, NE 68137

The name of the Transfer Agent contained in the second paragraph under the section entitled "HOW TO EXCHANGE SHARES" on page 17 of this Prospectus is deleted and replaced with Gemini Fund Services, Inc.

The address of THE CANANDAIGUA FUNDS contained on the outside back cover is deleted in its entirety and replaced with the following:

           c/o Gemini Fund Services, Inc.
           4020 South 147th Street, Suite 2
           Omaha, NE 68154


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                                    * * * * *


The section entitled "PORTFOLIO MANAGER" on page 10 of this Prospectus is deleted in its entirety and replaced with the following:

                              PORTFOLIO MANAGEMENT

The portfolios of the Funds are managed by the Trust Department Investment Committee of the Investment Adviser.


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                              THE CANANDAIGUA FUNDS
                           The Canandaigua Equity Fund
                            The Canandaigua Bond Fund

     Supplement dated March 20, 2003 to Statement of Additional Information
                              Dated August 28, 2002


The Funds' Transfer Agent, Fund Accountant and Administrator is Gemini Fund Services, Inc. References to the names Orbitex Data Services, Inc. ("ODS") and Orbitex Fund Services, Inc. ("OFS") located on the cover of this Statement of Additional Information and on pages 2 and 11 are deleted.

                                    * * * * *

The section entitled "Interested Trustees"on page 7 of this Statement of Additional Information is deleted in its entirety.



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